U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, DC 20549

                              FORM 24F-2
                   Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

                                Read instructions at end of Form
before preparing Form.
                         Please print or type.

1.       Name and address of issuer:
                                        Tax-Free Instruments Trust
                                            Federated Investors
                                         Federated Investors Tower
                                    Pittsburgh, Pennsylvania 15222-3779
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2.       Name of each series or class of funds for which this notice is filed:
         Tax-Free Instruments Trust
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3.       Investment Company Act File Number:                        811-3337
         Securities Act File Number:                                 2-75122
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4.       Last day of fiscal year for which this notice is filed: March 31, 1997
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5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                        [   ]


     6. Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable:

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7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                                                       0:$0

8.       Number and amount of securities registered during the fiscal year
         other than pursuant to rule        24f-2:

                                            289,661,087:$289,661,087

9. Number and aggregate sale price of securities sold during the fiscal year (includes DRIP shares):

                                         5,029,210,490:$5,029,210,490

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                               4,739,549,403:$4,739,549,403

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:


12.      Calculation of registration fees:

(i)      Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):       $   4,739,549,403

(ii)     Aggregate price of shares issued in connection with
         dividend reimbursement plans
         (from Item 11, if applicable)                                  +
(iii)    Aggregate price of shares redeemed or repurchased
         during the fiscal year (if applicable)               -   4,739,549,403

(iv)     Aggregate price of shares redeemed or repurchased
         and previously applied as a reduction to filing fees
         pursuant to rule 24e-2 (if applicable)                         +
(v)      Net aggregate price of securities sold and issued during
         the fiscal year in reliance on rule 24f-2 [line (i), plus
         line (ii), less line (iii), plus line (iv)] (if applicable):   $
(vi)     Multiplier prescribed by Section 6(b) of the Securities
         Act of 1933 or other applicable law or regulation
         (see Instruction C.6):                                         x
         1/3300
(vii)    Fee due [line (i) or line (v) multiplied by line (vi)]:        $


Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v) only if the form in being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.      Check box if fees are being remitted to the Commission's
         lockbox depository as described in section 3a of the
         Commission's Rules of Informal and Other Procedures (17 CFR
         202.3a).                                               [    ]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:



                                                SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ S. Elliott Cohan
                                    S. Elliott Cohan
                                    Assistant Secretary

Date:                               May 15, 1997

 * Please print the name and title of the signing officer below the signature.